SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Segment Reporting Information [Line Items]
Segment Reporting, Disclosure of Major Customers	For the three months ended March 31, 2017, we had no single customer from which we received 10 percent or more of our consolidated revenues.	For the three months ended March 31, 2016, we had one customer, BP p.l.c. or its affiliates, from which we received approximately 12 percent of our consolidated revenues.
Revenues	$ 2,749,611	$ 1,774,459
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(2,143,843)	(1,195,738)
Operating costs	(191,922)	(177,015)
Equity in net earnings from investments	39,564	32,914
Other	8,147	5,841
Depreciation and Amortization	(99,419)	(94,478)
Total assets	16,067,558	15,501,149	$ 16,138,751
Capital expenditures	112,737	196,411
Net income from continuing operations	186,185	175,911
Interest expense, net of capitalized interest	116,462	118,247
Income taxes	54,941	50,066
Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Revenues	661,276	432,011
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(488,384)	(266,300)
Operating costs	(71,789)	(69,606)
Equity in net earnings from investments	2,630	2,815
Other	234	1,115
Adjusted EBITDA	103,967	100,035
Depreciation and Amortization	(44,968)	(41,851)
Total assets	5,296,359	5,196,190
Capital expenditures	63,151	141,497
Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Revenues	2,391,984	1,487,390
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(2,048,693)	(1,156,950)
Operating costs	(78,743)	(73,182)
Equity in net earnings from investments	13,722	13,347
Other	(41)	(436)
Adjusted EBITDA	278,229	270,169
Depreciation and Amortization	(41,115)	(40,706)
Total assets	8,194,835	8,016,245
Capital expenditures	20,453	34,207
Natural Gas Liquids [Member] | Natural Gas Liquids Regulated [Member]
Segment Reporting Information [Line Items]
Revenues	296,300	281,800
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(116,500)	(106,800)
Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Revenues	106,818	85,973
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(16,603)	(3,932)
Operating costs	(31,753)	(27,513)
Equity in net earnings from investments	23,212	16,752
Other	1,284	3,059
Adjusted EBITDA	82,958	74,339
Depreciation and Amortization	(12,543)	(11,179)
Total assets	1,945,407	1,847,352
Capital expenditures	25,014	17,948
Natural Gas Pipelines [Member] | Natural Gas Pipelines Regulated [Member]
Segment Reporting Information [Line Items]
Revenues	68,900	54,800
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(14,100)	(5,600)
Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues	3,160,078	2,005,374
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(2,553,680)	(1,427,182)
Operating costs	(182,285)	(170,301)
Equity in net earnings from investments	39,564	32,914
Other	1,477	3,738
Adjusted EBITDA	465,154	444,543
Depreciation and Amortization	(98,626)	(93,736)
Total assets	15,436,601	15,059,787
Capital expenditures	108,618	193,652
Other and eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(410,467)	(230,915)
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	409,837	231,444
Operating costs	(9,637)	(6,714)
Equity in net earnings from investments	0	0
Depreciation and Amortization	(793)	(742)
Total assets	630,957	441,362
Capital expenditures	4,119	2,759
Unaffiliated entity
Segment Reporting Information [Line Items]
Revenues	2,749,611	1,774,459
Unaffiliated entity | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Revenues	400,149	317,046
Unaffiliated entity | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Revenues	2,244,000	1,371,425
Unaffiliated entity | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Revenues	104,924	85,474
Unaffiliated entity | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues	2,749,073	1,773,945
Unaffiliated entity | Other and eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	538	514
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Segments [Member] | Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Revenues	261,127	114,965
Operating Segments [Member] | Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Revenues	147,984	115,965
Operating Segments [Member] | Natural Gas Liquids [Member] | Natural Gas Liquids Regulated [Member]
Segment Reporting Information [Line Items]
Revenues	252,900	230,800
Operating Segments [Member] | Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Revenues	1,894	499
Operating Segments [Member] | Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues	411,005	231,429
Operating Segments [Member] | Other and eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	$ (411,005)	$ (231,429)